UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________



                               101 Federal Street
                                Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                                SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2012

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2012

ITEM 1.      SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                               USFS FUNDS
                                                              LIMITED DURATION
                                                              GOVERNMENT FUND
                                                              SEPTEMBER 30, 2012
                                                              (UNAUDITED)

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
SMALL BUSINESS ADMINISTRATION (SBA) -- 42.2%
--------------------------------------------------------------------------------


DESCRIPTION                                           FACE AMOUNT            VALUE
-----------------------------------------------------------------------------------
SBA
     7.125%, 06/25/24                                 $    49,616       $   57,122
     7.100%, 02/01/17                                       8,182            8,910
     5.250%, 06/25/14 (A)                                   1,317            1,345
     4.265%, 05/25/14 (A)                                  57,577           57,679
     3.875%, 02/25/25 (A)                                  29,436           32,633
     3.625%, 10/25/24 (A)                                  12,656           13,844
     3.625%, 10/25/25 (A)                                  24,246           26,424
     3.375%, 09/25/25 (A)                                  24,431           25,832
     3.125%, 07/25/21 (A)                                   3,628            3,773
     3.125%, 06/25/25 (A)                                  12,172           13,133
     2.575%, 11/25/14 (A)                                 207,287          209,759
     2.000%, 06/25/31 (A)                                 998,473        1,062,640
     1.750%, 03/25/31 (A)                                 989,357        1,046,510
     1.625%, 04/25/16 (A)                                   6,999            6,975
     1.625%, 10/25/18 (A)                                  65,156           65,550
     1.400%, 09/25/32 (A)                                 780,225          814,333
     1.375%, 07/25/17 (A)                                  23,119           23,302
     1.375%, 09/25/17 (A)                                   3,527            3,555
     1.250%, 10/25/13 (A)                                 209,015          208,962
     1.250%, 01/25/14 (A)                                     727              727
     1.250%, 03/25/17 (A)                                   6,860            6,899
     1.250%, 11/25/17 (A)                                 140,047          141,833
     1.250%, 12/25/17 (A)                                 147,251          149,153
     1.250%, 02/25/18 (A)                                 408,683          414,950
     1.250%, 04/25/18 (A)                                  89,950           91,169
     1.250%, 05/25/18 (A)                                  94,140           95,430
     1.250%, 07/25/25 (A)                                 839,201          848,729
     1.125%, 03/25/13 (A)                                   6,942            6,935
     1.000%, 08/25/18 (A)                                 196,180          197,258
     1.000%, 09/25/21 (A)                                 326,567          329,209
     1.000%, 11/25/24 (A)                                 296,584          300,369
     1.000%, 10/25/31 (A)                               1,331,149        1,358,462
     1.000%, 11/25/33 (A)                                 294,107          300,778
     1.000%, 07/25/34 (A)                                 396,325          405,426
     0.875%, 10/25/21 (A)                                 130,662          131,599
     0.875%, 01/25/25 (A)                                 153,473          154,813
     0.820%, 06/25/34 (A)                                 807,900          816,459
     0.800%, 05/25/18 (A)                                 855,271          857,252
     0.750%, 11/25/20 (A)                                 417,759          418,973
     0.750%, 08/25/22 (A)                               1,894,416        1,902,282
     0.750%, 10/25/24 (A)                                 932,608          937,119
     0.740%, 03/25/25 (A)                                 353,679          355,321
     0.720%, 04/25/28 (A)                                 578,282          580,915
     0.700%, 02/25/30 (A)                                 373,146          374,669
     0.625%, 01/25/27 (A)                                 521,194          521,782
     0.625%, 03/25/30 (A)                                 323,973          324,305
     0.600%, 09/25/30 (A)                                 591,859          591,835
     0.570%, 09/25/31 (A)                                 534,261          533,477
     0.570%, 11/25/31 (A)                                 456,256          455,573
                                                                        ----------

TOTAL SMALL BUSINESS ADMINISTRATION (SBA)
(Cost $17,041,174)                                                      17,285,982
                                                                        ----------
-----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 38.1%
-----------------------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)

     5.250%, 05/15/17                                     305,443          315,218
     4.000%, 04/01/14                                      24,285           25,884
     4.000%, 05/01/14                                     237,895          253,371
     3.500%, 11/01/25                                     853,181          903,514
     2.000%, 09/15/39                                     873,157          890,418
     1.500%, 09/15/22                                   1,718,323        1,734,199

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)

     5.500%, 12/25/14                                     485,789          490,912




THE ADVISORS' INNER CIRCLE FUND                               USFS FUNDS
                                                              LIMITED DURATION
                                                              GOVERNMENT FUND
                                                              SEPTEMBER 30, 2012
                                                              (UNAUDITED)

-----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- (CONTINUED)
-----------------------------------------------------------------------------------
                                                            FACE
DESCRIPTION                                            AMOUNT/SHARES         VALUE
-----------------------------------------------------------------------------------
4.500%, 05/01/14                                       $  125,672       $  134,041
3.000%, 11/01/20                                          820,354          868,880
2.754%, 06/25/44 (A)                                    1,094,493        1,164,504
2.500%, 07/25/24                                          628,356          637,360
2.000%, 08/25/41                                        1,113,567        1,120,026
0.607%, 03/25/27 (A)                                      827,003          815,162
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
4.500%, 08/20/19                                          161,412          177,214
4.000%, 12/15/18                                          158,601          173,600
2.500%, 12/16/25                                        1,567,142        1,616,939
2.500%, 08/20/39                                          849,309          875,422
2.000%, 05/20/40                                          914,046          932,114
1.625%, 11/20/23 (A)                                      345,018          358,961
1.625%, 11/20/27 (A)                                      266,791          277,572
1.625%, 11/20/29 (A)                                      270,528          281,461
1.250%, 08/20/27                                          222,975          223,971
NATIONAL CREDIT UNION ADMINISTRATION (NCUA)
1.840%, 10/07/20                                          480,487          488,896
1.600%, 10/29/20                                          808,627          822,778
                                                                        ----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS
(Cost $15,356,101)                                                      15,582,417
                                                                        -----------

-----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 13.3%
-----------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)
2.280%, 01/01/35 (A)                                      448,898          466,758
2.250%, 11/23/14 (B)                                      600,000          601,078
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
1.750%, 05/24/18                                        1,000,000        1,008,481
1.000%, 11/21/12 (B)                                    2,000,000        2,001,762
1.000%, 04/24/15                                          750,000          752,818
0.850%, 01/26/15 (B)                                      600,000          602,582
                                                                         ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $5,425,476)                                                        5,433,479
                                                                         ----------

-----------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 0.6%
-----------------------------------------------------------------------------------
U.S. TREASURY NOTE
1.625%, 08/15/22 (Cost $249,521)                          250,000          249,727
                                                                         ----------
-----------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 2.4%
-----------------------------------------------------------------------------------
Ally Bank, 1.100%                                         248,000          247,185
Discover Bank, 1.150%                                     248,000          247,153
GE Capital Bank, 1.000%                                   248,000          247,984
GE Capital Retail Bank, 1.000%                            248,000          247,984
                                                                         ----------
TOTAL CERTIFICATES OF DEPOSIT
(Cost $992,000)                                                            990,306
                                                                         ----------

-----------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 3.4%
-----------------------------------------------------------------------------------
SEI Daily Income Trust Government Fund, Cl A, 0.020% (C)
(Cost $1,373,596)                                       1,373,596        1,373,596
                                                                       -----------
TOTAL INVESTMENTS-- 100.0%
(Cost $40,437,868)+                                                    $40,915,507
                                                                       -----------

Percentages are based on Net Assets of $40,917,642.

+ At September 30, 2012, the tax basis cost of the Fund's investments was $40,437,868 and the unrealized appreciation and depreciation were $484,697 and ($7,058), respectively.
(A) Variable rate security - Rate disclosed is the rate in effect on September 30, 2012.
(B) Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on September 30, 2012. The coupon on a step bond changes on a specified date.
(C)  The rate reported is the 7-day effective yield as of September 30, 2012.

CL -- CLASS

THE ADVISORS' INNER CIRCLE FUND                               USFS FUNDS
                                                              LIMITED DURATION
                                                              GOVERNMENT FUND
                                                              SEPTEMBER 30, 2012
                                                              (UNAUDITED)


The inputs were used as of September 30, 2012, in valuing the Fund's investments carried at fair value is as follows:

INVESTMENTS IN SECURITIES                    LEVEL 1         LEVEL 2          LEVEL 3          TOTAL
                                       ----------------------------------------------------------------
  Small Business Administration (SBA)  $       --        $ 17,285,982         $   --      $ 17,285,982
  U.S. Government Agency Mortgage-
    Backed Obligations                         --          15,582,417             --        15,582,417
  U.S. Government Agency Obligations           --           5,433,479             --         5,433,479
  U.S. Treasury Obligation                     --             249,727             --           249,727
  Certificates of Deposit                      --             990,306             --           990,306
  Short-Term Investment                    1,373,596               --             --         1,373,596
                                       ----------------------------------------------------------------
Total Investments in Securities        $   1,373,596     $ 39,541,911         $   --      $ 40,915,507
                                       ================================================================


For the period ending September 30, 2012, there have been no significant transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2012, there were no Level 3 securities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.



USF-QH-001-0600

THE ADVISORS' INNER CIRCLE FUND                               USFS FUNDS
                                                              TACTICAL ASSET
                                                              ALLOCATION FUND
                                                              SEPTEMBER 30, 2012
                                                              (UNAUDITED)

--------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS -- 59.9%
--------------------------------------------------------------------------------------


DESCRIPTION                                                   SHARES           VALUE
--------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY SELECT SECTOR SPDR                     9,400       $   439,638
FINANCIAL SELECT SECTOR SPDR                                 72,200         1,126,320
HEALTH CARE SELECT SECTOR SPDR                               23,900           958,629
MATERIALS SELECT SECTOR SPDR TRUST                            9,900           364,023
SPDR TRUST SERIES 1                                          44,300         6,376,099
TECHNOLOGY SELECT SECTOR SPDR                                 7,200           221,976
THE ENERGY SELECT SECTOR SPDR                                12,750           936,870
TOTAL EXCHANGE TRADED FUNDS                                                ----------
  (Cost $9,775,943)                                                        10,423,555
                                                                           ----------

--------------------------------------------------------------------------------------
COMMON STOCK -- 38.9%
--------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 4.3%
LEGGETT & PLATT                                              16,800           420,840
STAPLES                                                      27,800           320,256
                                                                            ---------
                                                                              741,096
                                                                            ---------
CONSUMER STAPLES -- 7.0%
ALTRIA GROUP                                                  9,460           315,869
COCA-COLA                                                     8,600           326,198
KIMBERLY-CLARK                                                3,200           274,496
REYNOLDS AMERICAN                                             7,050           305,547
                                                                            ---------
                                                                            1,222,110
                                                                            ---------
ENERGY -- 1.8%
ENERGY TRANSFER PARTNERS                                      7,280           309,910
                                                                            ---------
FINANCIALS -- 2.0%
CHARLES SCHWAB                                               27,700           354,283
                                                                            ---------
HEALTH CARE -- 2.0%
GLAXOSMITHKLINE                                               7,400           342,176
                                                                            ---------
INDUSTRIALS -- 6.5%
3M                                                            3,700           341,954
EMERSON ELECTRIC                                              7,300           352,371
GENERAL DYNAMICS                                              6,500           429,780
                                                                            ---------
                                                                            1,124,105
                                                                            ---------
INFORMATION TECHNOLOGY -- 11.5%
ACCENTURE                                                     5,800           406,174
AUTOMATIC DATA PROCESSING                                     6,800           398,888
MICROSOFT                                                    15,600           464,568
MOLEX                                                        17,300           375,756
QUALCOMM                                                      5,700           356,193
                                                                            ---------
                                                                            2,001,579
                                                                            ---------
TELECOMMUNICATION SERVICES -- 1.7%
WINDSTREAM                                                   29,300           296,223
                                                                            ---------
UTILITIES -- 2.2%
EXELON                                                       10,700           380,706
                                                                            ---------
TOTAL COMMON STOCK
  (Cost $6,070,831)                                                         6,772,188
                                                                            ---------

THE ADVISORS' INNER CIRCLE FUND                               USFS FUNDS
                                                              TACTICAL ASSET
                                                              ALLOCATION FUND
                                                              SEPTEMBER 30, 2012
                                                              (UNAUDITED)

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 0.8%
--------------------------------------------------------------------------------

DESCRIPTION                                                  SHARES     VALUE
--------------------------------------------------------------------------------
SEI Daily Income Trust Government Fund, Cl A, 0.020% (A)
  (Cost $142,123)                                             142,123  $ 142,123
                                                                     -----------
TOTAL INVESTMENTS-- 99.6%
  (Cost $15,988,897)+                                                $17,337,866
                                                                     ===========


Percentages are based on Net Assets of $17,400,118.

+ At September 30, 2012, the tax basis cost of the Fund's investments was $15,988,897 and the unrealized appreciation and depreciation were $1,517,604 and ($168,635), respectively.
(A)  The rate reported is the 7-day effective yield as of September 30, 2012.

CL -- CLASS
SPDR-- STANDARD & POOR'S DEPOSITARY RECEIPT

As of September 30, 2012, all of the Fund's investments were considered Level 1 securities; there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2012, there were no Level 3 securities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




USF-QH-001-0600

ITEM 2.      CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.       EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund



                                                 /s/ Michael Beattie
By (Signature and Title)                         -------------------------------
                                                 Michael Beattie
                                                 President



Date: 11/27/12


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                         /s/ Michael Beattie
                                                 -------------------------------
                                                 Michael Beattie
                                                 President

Date: 11/27/12


                                                 /s/ Michael Lawson
By (Signature and Title)                         -------------------------------
                                                 Michael Lawson
                                                 Treasurer, Controller & CFO


Date: 11/27/12